Financing Income and Expenses	12 Months Ended
Dec. 31, 2017
Disclosure of financing income and expenses [Abstract]
Financing Income and Expenses
Note 20 - Financing Income and Expenses

	For the year ended December 31
	2017	2016	2015
	USD thousands	USD thousands	USD thousands
Interest income and net change in fair value of
receivable interest	701	399	269
Net income from change in exchange rates	501	-	-
Hedging transactions	45	39	3

Financing income recognized in profit or loss	1,247	438	272

Net expenses from change in exchange rates	-	(10)	(113)
Other financing expenses	(19)	(31)	(24)

Financing expenses recognized in profit or loss	(19)	(41)	(137)

Net financing income	1,228	397	135